Property, Plant and Equipment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Additions of property, plant and equipment	$ 50,057,000	$ 46,314,000
License and Collaboration Agreement
Disclosure Of Property Plant And Equipment [Line Items]
Additions of property, plant and equipment	$ 13,663,000	$ 19,765,000